Retirement and Deferred Compensation Plans - Amounts Recognized in Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
United States Plans
Defined Benefit Plan Disclosure [Line Items]
Net loss	$ 11.8	$ 11.3
Prior service cost	0.0	0.0
Total	11.8	11.3
Non-United States Plans
Defined Benefit Plan Disclosure [Line Items]
Net loss	15.9	36.0
Prior service cost	4.9	4.8
Total	$ 20.8	$ 40.8